MERGER WITH VALLON - Schedule of the Net Liabilities Assumed in the Merger (Details) - Private GRI $ in Thousands	Apr. 21, 2023 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 941
Prepaid and other assets	310
Accounts payable and accrued expenses	(4,190)
Total net liabilities assumed	(2,939)
Plus: Transaction costs	(2,984)
Total net liabilities assumed plus transaction costs	$ (5,923)